Fair Value Disclosures (Details) - Designated As Hedging Instrument [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments designated as hedging instruments
Total derivatives		$ (37,710)
Current Assets Interest Rate Swaps [Member]
Derivative Instruments designated as hedging instruments
Interest rate swaps		$ (37,710)